Submission	Feb. 20, 2026
Submission [Line Items]
Central Index Key	0001066764
Registrant Name	BIMERGEN ENERGY CORPORATION
Registration File Number	333-280668
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A